Pledged Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Trade accounts and notes receivable	¥ 13,808	¥ 8,655
Inventories	11,691	3,777
Other current assets	5,337
Property, plant and equipment	24,548	20,492
Finance subsidiaries-receivables(see note 1(c))	¥ 504,587	¥ 352,618